Subsequent Events (Details) - $ / shares	Mar. 26, 2018	Mar. 22, 2018	Jan. 25, 2018	Dec. 31, 2017	Jul. 13, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Number of shares				99,444,132,192		97,624,347,430
Par value				$ 0	$ 0	$ 0
Declaration of dividends
Disclosure of non-adjusting events after reporting period [line items]
Proposed dividend per share		$ 3.14655951692	$ 3.14655951692
Number of shares			99,444,132,192
Proposed dividend (as a percent)			60.00%
Capitalization of net distributable income (as a percent)	40.00%	40.00%	40.00%
Shares issued, value per share		$ 93.73	$ 93.73
Proposed stock dividend per share		0.02238030880	0.02238030880
Par value		$ 0